Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company. As this is the initial year in which this information is required, we have shown the information for our last three fiscal years.

Year	Summary Compensation Table Total for CEO ($ thousands)(1)	Compensation Actually Paid to CEO ($ thousands)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($ thousands)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($ thousands)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Consolidated Revenue ($ thousands)	Non-GAAP Operating Expenses ($ thousands)	Non-GAAP Adjusted EBITDA ($ thousands)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)(5)
2025 - Stehlin	1,610	1,610	716	280	$66.96	$148.92	102,437	101,003	(53,239)
2025 - Baharav	3,263	348	" "	" "	" "	" "	" "	" "	" "
2025 - Lederman	793	398	" "	" "	" "	" "	" "	" "	" "
2024	3,638	228	1,244	1,619	$107.83	$131.88	57,775	89,814	(63,593)
2023	1,125	1,125	2,211	296	$104.35	$117.78	56,314	127,918	(105,317)

(1)

2025: Our PEO’s for the year ended December 31, 2025 are Messrs. Stehlin, Baharav, and Lederman, respectively.

2024: Our PEO for the year ended December 31, 2024 is Zivi Nedivi.

2023: Our PEO for the year ended December 31, 2023 is Yoav Stern.

(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to deduct the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and add changes in fair value of equity awards from the prior year end in accordance with Item 402(v) of Regulation S-K, for each covered year. Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.

(3)

The non-CEO named executive officers reflects the following individuals in each year:

2025: Jonathan Bond, General Manager of FFF; John Brenton, Chief Financial Officer; Olivier Carnal, General Manager of Essemtec; Tomer Pinchas, Former Chief Financial Officer; Nir Sade, General Manager of AME; and Assaf Zipori, Former Chief Financial Officer.

2024: Tomer Pinchas, Chief Operating Officer; Nick Geddes, Chief Technology Officer; and Yael Sandler, Chief Financial Officer, as disclosed in the Form 20-F filed on May 12, 2025.

2023: Zivi Nedivi, President; Tomer Pinchas, Chief Financial Officer & Chief Operating Officer; Nick Geddes, Chief Technology Officer; and Hanan Gino, Chief Product Officer and Head of Technology, as disclosed in the Form 20-F filed on March 21, 2024.

(4)	Total Stockholder Return is determined based on the value of an initial fixed investment of $100 at December 31, 2022.
(5)	The Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the iShare Russell 2000.

The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the CAP to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025 Stehlin	2025 Baharav	2025 Lederman	2024	2023
For CEO:
Summary Compensation Table Total	1,610	3,263	793	3,638	1,125
- Summary Compensation Table “Stock Awards” column value	(1,437)	(2,915)	(566)	(2,696)	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	1,144	—	—	—	—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—	—	—	124	—
+ vest date fair value of equity awards granted in the covered year	293	—	192	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—	—	(21)	(838)	—
Compensation Actually Paid	1,610	348	398	228	1,125
For Non-CEO NEOs (Average):
Summary Compensation Table Total	716	" "	" "	1,244	2,211
- Summary Compensation Table “Stock Awards” column value	(455)	" "	" "	(825)	(1,607)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	228	" "	" "	1,240	510
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(156)	" "	" "	31	87
+ vest date fair value of equity awards granted in the covered year	49	" "	" "	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(102)	" "	" "	(71)	(905)
Compensation Actually Paid	280	" "	" "	1,619	296

2025 Most Important Financial Measures to Determine Compensation Actually Paid

As required by Item 402 (v) of Regulation S-K, we have identified the following performance measures as being the most important in linking actual compensation paid to our executives to our performance. The performance measures we use to evaluate our executives’ performance are described below and are not ranked by relative importance. For more information refer to the “Elements of Executive Compensation” set forth above in this Proxy Statement.

Most Important Performance Measures
Consolidated Revenue
Non-GAAP Operating Expenses
Non-GAAP Adjusted EBITDA

Company Selected Measure Name	Consolidated Revenue
Named Executive Officers, Footnote

2025: Our PEO’s for the year ended December 31, 2025 are Messrs. Stehlin, Baharav, and Lederman, respectively.

2024: Our PEO for the year ended December 31, 2024 is Zivi Nedivi.

2023: Our PEO for the year ended December 31, 2023 is Yoav Stern.

Peer Group Issuers, Footnote	The Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the iShare Russell 2000.
PEO Total Compensation Amount		$ 3,638,000	$ 1,125,000
PEO Actually Paid Compensation Amount		228,000	1,125,000
Adjustment To PEO Compensation, Footnote

The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the CAP to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025 Stehlin	2025 Baharav	2025 Lederman	2024	2023
For CEO:
Summary Compensation Table Total	1,610	3,263	793	3,638	1,125
- Summary Compensation Table “Stock Awards” column value	(1,437)	(2,915)	(566)	(2,696)	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	1,144	—	—	—	—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—	—	—	124	—
+ vest date fair value of equity awards granted in the covered year	293	—	192	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—	—	(21)	(838)	—
Compensation Actually Paid	1,610	348	398	228	1,125
For Non-CEO NEOs (Average):
Summary Compensation Table Total	716	" "	" "	1,244	2,211
- Summary Compensation Table “Stock Awards” column value	(455)	" "	" "	(825)	(1,607)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	228	" "	" "	1,240	510
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(156)	" "	" "	31	87
+ vest date fair value of equity awards granted in the covered year	49	" "	" "	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(102)	" "	" "	(71)	(905)
Compensation Actually Paid	280	" "	" "	1,619	296

2025 Most Important Financial Measures to Determine Compensation Actually Paid

As required by Item 402 (v) of Regulation S-K, we have identified the following performance measures as being the most important in linking actual compensation paid to our executives to our performance. The performance measures we use to evaluate our executives’ performance are described below and are not ranked by relative importance. For more information refer to the “Elements of Executive Compensation” set forth above in this Proxy Statement.

Non-PEO NEO Average Total Compensation Amount		1,244,000	2,211,000
Non-PEO NEO Average Compensation Actually Paid Amount		1,619,000	296,000
Adjustment to Non-PEO NEO Compensation Footnote

The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the CAP to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025 Stehlin	2025 Baharav	2025 Lederman	2024	2023
For CEO:
Summary Compensation Table Total	1,610	3,263	793	3,638	1,125
- Summary Compensation Table “Stock Awards” column value	(1,437)	(2,915)	(566)	(2,696)	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	1,144	—	—	—	—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—	—	—	124	—
+ vest date fair value of equity awards granted in the covered year	293	—	192	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—	—	(21)	(838)	—
Compensation Actually Paid	1,610	348	398	228	1,125
For Non-CEO NEOs (Average):
Summary Compensation Table Total	716	" "	" "	1,244	2,211
- Summary Compensation Table “Stock Awards” column value	(455)	" "	" "	(825)	(1,607)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	228	" "	" "	1,240	510
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(156)	" "	" "	31	87
+ vest date fair value of equity awards granted in the covered year	49	" "	" "	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(102)	" "	" "	(71)	(905)
Compensation Actually Paid	280	" "	" "	1,619	296

2025 Most Important Financial Measures to Determine Compensation Actually Paid

As required by Item 402 (v) of Regulation S-K, we have identified the following performance measures as being the most important in linking actual compensation paid to our executives to our performance. The performance measures we use to evaluate our executives’ performance are described below and are not ranked by relative importance. For more information refer to the “Elements of Executive Compensation” set forth above in this Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Consolidated Revenue
Non-GAAP Operating Expenses
Non-GAAP Adjusted EBITDA

Total Shareholder Return Amount		107.83	104.35
Peer Group Total Shareholder Return Amount		$ 131.88	$ 117.78
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	102,437,000	57,775,000	56,314,000
Name	Consolidated Revenue
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	101,003,000	89,814,000	127,918,000
Name	Non-GAAP Operating Expenses
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount	(53,239,000)	(63,593,000)	(105,317,000)
Name	Non-GAAP Adjusted EBITDA
Messrs [Member]
Pay vs Performance Disclosure
PEO Name	Messrs
Stehlin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,610,000
PEO Actually Paid Compensation Amount	1,610,000
Non-PEO NEO Average Total Compensation Amount	716,000
Non-PEO NEO Average Compensation Actually Paid Amount	280,000
Total Shareholder Return Amount	66.96
Peer Group Total Shareholder Return Amount	$ 148.92
PEO Name	Stehlin
Baharav [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,263,000
PEO Actually Paid Compensation Amount	$ 348,000
PEO Name	Baharav
Lederman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 793,000
PEO Actually Paid Compensation Amount	$ 398,000
PEO Name	Lederman
Zivi Nedivi [Member]
Pay vs Performance Disclosure
PEO Name		Zivi Nedivi
Yoav Stern [Member]
Pay vs Performance Disclosure
PEO Name			Yoav Stern
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,696,000)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		124,000	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(838,000)	0
PEO | Stehlin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,437,000)
PEO | Stehlin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,144,000
PEO | Stehlin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stehlin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,000
PEO | Stehlin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Baharav [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,915,000)
PEO | Baharav [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Baharav [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Baharav [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Baharav [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lederman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,000)
PEO | Lederman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lederman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lederman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,000
PEO | Lederman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(825,000)	(1,607,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,240,000	510,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		31,000	87,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (71,000)	$ (905,000)
Non-PEO NEO | Stehlin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,000)
Non-PEO NEO | Stehlin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,000
Non-PEO NEO | Stehlin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,000)
Non-PEO NEO | Stehlin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,000
Non-PEO NEO | Stehlin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (102,000)